Derivatives (Tables)	12 Months Ended
Jun. 30, 2013
Fair Values of Derivative Instruments

The following tables present the fair values of derivative instruments designated as hedging instruments (“designated hedge derivatives”) and not designated as hedging instruments (“non-designated hedge derivatives”). The fair values exclude the impact of netting derivative assets and liabilities when a legally enforceable master netting agreement exists and fair value adjustments related to our own credit risk and counterparty credit risk:

June 30,	2013			2012

	Assets		Liabilities	Assets		Liabilities

(In millions)	Short-term Investments	Other Current Assets	Other Current Liabilities	Short-term Investments	Other Current Assets	Other Current Liabilities

Non-designated Hedge Derivatives:

Foreign exchange contracts	$41	$87	$(63)	$14	$85	$(84)
Equity contracts	157	0	(9)	162	0	(19)
Interest rate contracts	18	0	(45)	10	0	(17)
Credit contracts	19	0	(17)	26	0	(21)
Commodity contracts	3	0	(1)	3	0	0

Total	$238	$87	$(135)	$215	$85	$(141)

Designated Hedge Derivatives:

Foreign exchange contracts	$9	$167	$0	$6	$177	$(14)

Total	$9	$167	$0	$6	$177	$(14)

Total gross amounts of derivatives	$247	$254	$(135)	$221	$262	$(155)

Gross derivatives either offset or subject to an enforceable master netting agreement	$105	$254	$(97)	$109	$262	$(155)
Gross amounts offset in the balance sheet	(72)	(9)	80	(64)	(77)	139

Net amounts presented in the balance sheet	$33	$245	$(17)	$45	$185	$(16)

Gross amounts not offset in the balance sheet	0	0	0	0	0	0

Net amount	$33	$245	$(17)	$45	$185	$(16)

Fair value hedging
Gains (Losses) on Derivative Instruments

We recognized in other income (expense) the following gains (losses) on contracts designated as fair value hedges and their related hedged items:

(In millions)

Year Ended June 30,	2013	2012	2011

Foreign Exchange Contracts

Derivatives	$70	$52		$(92)
Hedged items	(69)	(50)	85

Total	$1	$2	$(7)

Cash flow hedging
Gains (Losses) on Derivative Instruments

We recognized the following gains (losses) on foreign exchange contracts designated as cash flow hedges (our only cash flow hedges during the periods presented):

(In millions)

Year Ended June 30,	2013	2012	2011

Effective Portion

Gains (losses) recognized in OCI, net of tax effects of $54, $127 and $(340)	$101	$236	$(632)
Gains (losses) reclassified from AOCI into revenue	$195	$(27)	$(7)

Amount Excluded from Effectiveness Assessment and Ineffective Portion

Losses recognized in other income (expense)	$(168)	$(231)	$(276)

Non-designated Hedge Derivatives
Gains (Losses) on Derivative Instruments

Gains (losses) from changes in fair values of derivatives that are not designated as hedges are primarily recognized in other income (expense). These amounts are shown in the table below, with the exception of gains (losses) on derivatives presented in income statement line items other than other income (expense), which were immaterial for the periods presented. Other than those derivatives entered into for investment purposes, such as commodity contracts, the gains (losses) below are generally economically offset by unrealized gains (losses) in the underlying available-for-sale securities.

(In millions)

Year Ended June 30,	2013	2012	2011

Foreign exchange contracts	$18	$(119)	$(27)
Equity contracts	16	(85)	35
Interest-rate contracts	(11)	93	19
Credit contracts	(3)	(7)	24
Commodity contracts	(42)	(121)	148

Total	$(22)	$(239)	$199